Note Borrowings (Additional Information) (Detail) - USD ($)		3 Months Ended
	Oct. 15, 2018	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Debt Disclosure
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Maximum Amount Available			$ 3,400,000,000	$ 3,900,000,000
Federal Home Loan Bank Advances And Letters Of Credit Amount Used			600,000,000	700,000,000
BanPonce Trust I
Debt Disclosure
Subordinated Debt		$ 55,000,000
Due 2019 | Senior notes
Debt Disclosure
Interest Rate Percentage	0.07%
Senior Notes	$ 450,000,000
Debt instrument maturity year	2019
Due 2023 | Senior notes
Debt Disclosure
Principal amount		$ 300,000,000
Interest Rate Percentage		6.125%
Debt issuance costs		$ 6,300,000
Debt instrument maturity year		2023
Federal Reserve Bank Advances
Debt Disclosure
Line Of Credit Facility Current Borrowing Capacity			1,200,000,000	1,100,000,000
Line Of Credit Facility Capacity Available For Specific Purpose Other Than For Trade Purchases			$ 900,000,000	$ 300,000,000